Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Directors [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 10.5	£ 8.5
Amounts paid under LTIPs	[2]	0.6	1.1
Total directors expense in accordance with companies act 2006		11.1	9.6
Highest paid director [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		3.6	2.3
Amounts paid under LTIPs		0.0	1.1
Total directors expense in accordance with companies act 2006		£ 3.6	£ 3.4

[1]	The aggregate emoluments include amounts paid for the 2018 year.
[2]	The figure above for ‘Amounts paid under LTIPs’ for 2018 relates to an LTIP award that was released to a Director in 2018 . Dividend shares released on the award are excluded.